Investment Strategy	Dec. 31, 2025
Investor Prospectus [Member] | Vanguard Total Bond Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index (the “Target Index”). The Target Index measures the performance of a wide spectrum of public, investment-grade, taxable bonds in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 8.19 years.
Investor Prospectus [Member] | Vanguard Short-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 2.82 years.
Investor Prospectus [Member] | Vanguard Intermediate-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 7.21 years.
Investor Prospectus [Member] | Vanguard Total Bond Market II Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index (the “Target Index”). The Target Index measures the performance of a wide spectrum of public, investment-grade, taxable bonds in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 8.2 years.
Admiral Prospectus [Member] | Vanguard Total Bond Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index (the “Target Index”). The Target Index measures the performance of a wide spectrum of public, investment-grade, taxable bonds in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 8.19 years.
Admiral Prospectus [Member] | Vanguard Short-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 2.82 years.
Admiral Prospectus [Member] | Vanguard Intermediate-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 7.21 years.
Admiral Prospectus [Member] | Vanguard Long-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 22.04 years.
Institutional Prospectus [Member] | Vanguard Total Bond Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index (the “Target Index”). The Target Index measures the performance of a wide spectrum of public, investment-grade, taxable bonds in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 8.19 years.
Institutional Prospectus [Member] | Vanguard Short-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 2.82 years.
Institutional Prospectus [Member] | Vanguard Intermediate-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 7.21 years.
Institutional Prospectus [Member] | Vanguard Long-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 22.04 years.
Institutional Prospectus [Member] | Vanguard Total Bond Market II Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index (the “Target Index”). The Target Index measures the performance of a wide spectrum of public, investment-grade, taxable bonds in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 8.2 years.
Institutional Prospectus [Member] | Vanguard Inflation-Protected Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in investment-grade, inflation-indexed bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. At a minimum, all bonds purchased by the Fund are rated investment-grade by an independent bond rating agency or, if unrated, are determined by the Fund’s advisor to be of comparable quality. The Fund may invest in bonds of any maturity but generally expects to maintain a dollar-weighted average maturity in the range of 7 to 20 years.The Fund invests primarily in U.S. Treasury inflation-protected securities (commonly known as “TIPS”), which are a type of inflation-indexed security. Inflation-indexed securities provide interest and principal payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The periodic adjustment of TIPS is tied to the Consumer Price Index.The Fund may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), interest rate swaps, total return swaps, credit default swaps, or other derivatives.
Institutional Select Prospectus [Member] | Vanguard Total Bond Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index (the “Target Index”). The Target Index measures the performance of a wide spectrum of public, investment-grade, taxable bonds in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 8.19 years.
ETF Prospectus [Member] | Vanguard Total Bond Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index (the “Target Index”). The Target Index measures the performance of a wide spectrum of public, investment-grade, taxable bonds in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 8.19 years.
ETF Prospectus [Member] | Vanguard Short-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 2.82 years.
ETF Prospectus [Member] | Vanguard Intermediate-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 7.21 years.
ETF Prospectus [Member] | Vanguard Long-Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Government/Credit Float Adjusted Index (the “Target Index”), which includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 22.04 years.
ETF Prospectus [Member] | Vanguard Ultra-Short Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in a diversified portfolio of high-quality and, to a lesser extent, medium-quality bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. For purposes of the 80% policy, bonds include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; and asset-backed, mortgage-backed, and mortgage-related securities. The Fund expects to maintain a dollar-weighted average maturity of 0 to 2 years.The Fund purchases investment-grade bonds. Investment-grade bonds include those rated the equivalent of A3 or better (high-quality) and those rated the equivalent of Baa1, Baa2, or Baa3 (medium-quality) by Moody’s or another independent rating agency, as well as unrated bonds determined to be of comparable quality by the Fund’s advisor.The Fund may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), foreign currency exchange forward contracts, currency swaps, interest rate swaps, total return swaps, credit default swaps, or other derivatives.
Retail Prospectus [Member] | Vanguard Inflation-Protected Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in investment-grade, inflation-indexed bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. At a minimum, all bonds purchased by the Fund are rated investment-grade by an independent bond rating agency or, if unrated, are determined by the Fund’s advisor to be of comparable quality. The Fund may invest in bonds of any maturity but generally expects to maintain a dollar-weighted average maturity in the range of 7 to 20 years.The Fund invests primarily in U.S. Treasury inflation-protected securities (commonly known as “TIPS”), which are a type of inflation-indexed security. Inflation-indexed securities provide interest and principal payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The periodic adjustment of TIPS is tied to the Consumer Price Index.The Fund may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), interest rate swaps, total return swaps, credit default swaps, or other derivatives.